Share - Based Payment - Model Inputs for STI Performance Rights Granted (Detail) - Short Term Incentives Performance Rights [member] - $ / shares						12 Months Ended
	Nov. 26, 2021 [1]	Oct. 02, 2020	Jan. 02, 2020	Nov. 01, 2019	Oct. 03, 2019	Jun. 30, 2022 [1]	Jun. 30, 2021	Jun. 30, 2020
Disclosure of other equity instruments [line items]
Grant date							October 27, 2020	November 1, 2019
Share price at grant date	$ 0.49	$ 0.235	$ 0.26	$ 0.28	$ 0.26	$ 0.29	$ 0.255	$ 0.28
Expected price volatility of the Company's shares	105.00%	88.00%	59.00%	63.00%	61.00%	75.00%	92.00%	63.00%
Expected dividend yield
Risk-free interest rate	1.39%	0.12%	0.88%	0.78%	0.61%	3.28%	0.14%	0.78%

[1]	Tranches 2 and 3 of performance rights granted during the year ended June 30, 2022 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share based expense recognised was using an estimate of the grant date fair value at June 30, 2022. The value will be re-assessed at each reporting date until grant date has been identified.